Stockholders' Equity (Shares Outstanding And Treasury Shares Held) (Details)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stockholders' Equity [Abstract]
Shares outstanding	176,750,599	175,209,082	173,518,872
Treasury shares	1,178,323	776,355	710,482